Share-Based Payment Plans - Schedule of Number of Shares Assigned and Outstanding (Details)	Sep. 30, 2017 shares	Oct. 01, 2015 EUR (€) shares	Oct. 01, 2014 shares	Jul. 01, 2013	Jul. 01, 2012 shares	Jul. 01, 2011 shares	Dec. 31, 2017 shares	Jun. 30, 2015 shares
Performance and Investment Plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
No. of shares assigned (in shares)		6,775,445	6,927,953	7,020,473	7,347,282	5,545,628
Outstanding shares (in shares)		5,021,426						3,691,582
Unit fair value | €		€ 6.46
Talent for the Future Share Plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
No. of shares assigned (in shares)	556,795	618,000
Outstanding shares (in shares)							553,500
Unit fair value | €		€ 6.46